Stock-Based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	6 Months Ended	12 Months Ended
	Jul. 31, 2023	Jan. 31, 2023
Stock-Based Compensation Plans
Number of Units Outstanding, CRSU (in shares),Beginning	14,583
Weighted-Average Remaining Contractual Life, CRSU (years)	2 years	1 year 4 months 24 days
Number of Units Granted, CRSU (in shares)	7,879
Number of Units Vested and settled in cash, CRSU (in shares)	(6,129)
Number of Units Outstanding, CRSU (in shares), Ending	16,333	14,583
Non-vested, CRSU (in shares)	16,333
Non-vested, Weighted-Average Remaining Contractual Life, CRSU (years)	2 years